Fair Value Measurements - Narrative (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Discount rate used for analysis of future milestones	2.20%
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Discount rate used for analysis of future milestones	7.70%